Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Impairment loss			$ 657
Amortization Expenses	10	15	5
Trade Name and Brand [Member]
Intangible Assets, Net [Line Items]
Impairment loss			$ 657